SCHEDULE OF LEASE, COST (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Weighted average remaining lease term (years)	6 years 3 months 7 days	3 years 11 months 4 days
Weighted average discount rate	6.30%	6.68%
Selling, General and Administrative Expenses [Member]
Operating lease cost	$ 1,285	$ 989